Employee Retirement Plans - Defined Benefit Plans - Number of Plans (Details) - U.S. Pension Plans	12 Months Ended
Dec. 30, 2016 plan
Employee Retirement Plans
Number of noncontributory defined benefit pension plans	3
Number of noncontributory defined benefit pension plans discontinued	2
Number of noncontributory defined benefit pension plans remains active	1